Capital And Financial Risk Management Credit Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Capital And Financial Risk Management Credit Risk [Abstract]
Cash and cash equivalents	$ 403,881	$ 132,360	$ 117,051	$ 72,649
Short-term investments	0	30,088
Trade and other receivables	2,558	1,977
Total	$ 406,438	$ 164,425